Note 5 - Long-term Loans - Schedule of Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long term debt, 2021
Long term debt, 2022	2,167
Total	$ 2,167	$ 1,436